Employee benefits liabilities - changes in the benefit obligations and fair value of plan assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	€ 8,121
Other:
Net defined benefit liability (asset), end of period	7,590	€ 8,121
Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	31,518
Other:
Net defined benefit liability (asset), end of period	28,794	31,518
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	4,668	5,143
Included in the Consolidated Income Statement	442	473	€ 511
Actuarial (gains)/losses from:
Demographic assumptions	(42)	(55)
Financial assumptions	1,567	346
Return on assets	(1,589)	(861)
Changes in the effect of limiting net assets	3	0
Changes in exchange rates	(562)	91
Other:
Employer contributions	(141)	(454)
Plan participant contributions	(3)	(1)
Benefits paid	(16)	(16)
Settlements paid	0	0
Other changes	(3)	2
Net defined benefit liability (asset), end of period	4,324	4,668	5,143
Pension benefits | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	28,065	27,547
Included in the Consolidated Income Statement	1,259	1,322
Actuarial (gains)/losses from:
Demographic assumptions	(42)	(49)
Financial assumptions	1,567	346
Return on assets	0	0
Changes in the effect of limiting net assets	0	0
Changes in exchange rates	(3,006)	907
Other:
Employer contributions	0	0
Plan participant contributions	0	3
Benefits paid	(1,751)	(2,015)
Settlements paid	(563)	0
Other changes	(1)	4
Net defined benefit liability (asset), end of period	25,528	28,065	27,547
Pension benefits | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	(23,409)	(22,415)
Included in the Consolidated Income Statement	(817)	(849)
Actuarial (gains)/losses from:
Demographic assumptions	0	(6)
Financial assumptions	0	0
Return on assets	(1,589)	(861)
Changes in the effect of limiting net assets	0	0
Changes in exchange rates	2,445	(817)
Other:
Employer contributions	(141)	(454)
Plan participant contributions	(3)	(4)
Benefits paid	1,735	1,999
Settlements paid	563	0
Other changes	(2)	(2)
Net defined benefit liability (asset), end of period	(21,218)	(23,409)	(22,415)
Pension benefits | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	12	11
Included in the Consolidated Income Statement	0	0
Actuarial (gains)/losses from:
Demographic assumptions	0	0
Financial assumptions	0	0
Return on assets	0	0
Changes in the effect of limiting net assets	3	0
Changes in exchange rates	(1)	1
Other:
Employer contributions	0	0
Plan participant contributions	0	0
Benefits paid	0	0
Settlements paid	0	0
Other changes	0	0
Net defined benefit liability (asset), end of period	14	12	11
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Included in the Consolidated Income Statement	120	130	134
Health care and life insurance plans | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	2,466	2,459
Included in the Consolidated Income Statement	120	130
Actuarial (gains)/losses from:
Demographic assumptions	(52)	(77)
Financial assumptions	160	10
Changes in exchange rates	(278)	83
Other:
Benefits paid	(137)	(139)
Other changes	0	0
Net defined benefit liability (asset), end of period	2,279	2,466	2,459
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Included in the Consolidated Income Statement	23	26	16
Other post-employment benefits | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	987	969
Included in the Consolidated Income Statement	23	26
Actuarial (gains)/losses from:
Demographic assumptions	18	36
Financial assumptions	(3)	29
Changes in exchange rates	(5)	1
Other:
Benefits paid	(48)	(58)
Transfer to Liabilities held for sale	0	(14)
Other changes	15	(2)
Net defined benefit liability (asset), end of period	€ 987	€ 987	€ 969